Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments
Schedule of debt instruments
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Classification
Financial assets held for trading	37,894	32,041	27,800
Non-trading financial assets mandatorily at fair value through profit or loss	700	1,175	5,587
Financial assets designated at fair value through profit or loss	2,979	3,186	3,222
Financial assets designated at fair value through other comprehensive income	108,903	118,405	116,819
Financial assets at amortised cost	26,078	29,789	37,696
	176,554	184,596	191,124
Type
Spanish government debt securities	30,397	42,054	50,488
Foreign government debt securities	110,570	107,434	99,959
Issued by financial institutions	10,133	9,670	10,574
Other fixed-income securities	25,337	25,265	29,868
Impaired financial assets	401	647	870
Impairment losses	(284)	(474)	(635)
	176,554	184,596	191,124
Currency
Euro	58,850	70,357	76,513
Pound sterling	7,372	15,713	19,153
US dollar	29,009	29,846	22,864
Brazilian real	35,139	38,316	40,871
Other currencies	46,468	30,838	32,358
Total gross	176,838	185,070	191,759
Impairment losses	(284)	(474)	(635)
	176,554	184,596	191,124

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt instruments at 31 December 2020, 2019 and 2018, net of impairment losses, is as follows:

EUR million
	2020				2019				2018
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,588	30,397	31,985	18.12%	3,634	42,054	45,688	24.75%	4,748	50,488	55,236	28.90%
United Kingdom	3,099	2,795	5,894	3.34%	3,806	11,479	15,285	8.28%	5,615	9,512	15,127	7.91%
Portugal	3,095	6,462	9,557	5.41%	2,979	7,563	10,542	5.71%	3,663	6,943	10,606	5.55%
Italy	1,047	4,688	5,735	3.25%	1,384	3,620	5,004	2.71%	857	3,134	3,991	2.09%
Ireland	2,924	2	2,926	1.66%	2,387	2	2,389	1.29%	4,543	2	4,545	2.38%
Poland	3,126	11,400	14,526	8.23%	460	9,361	9,821	5.32%	683	10,489	11,172	5.85%
Other European countries	8,211	2,891	11,102	6.29%	7,186	1,784	8,970	4.86%	6,101	1,518	7,619	3.99%
United States	6,386	14,645	21,031	11.91%	5,915	15,609	21,524	11.66%	6,833	10,362	17,195	9.00%
Brazil	5,179	33,316	38,495	21.80%	5,808	35,036	40,844	22.13%	5,285	36,583	41,868	21.91%
Mexico	435	19,053	19,488	11.04%	708	13,234	13,942	7.55%	520	11,325	11,845	6.20%
Chile	41	8,082	8,123	4.60%	50	4,819	4,869	2.64%	79	2,729	2,808	1.47%
Other American countries	274	3,098	3,372	1.91%	605	1,095	1,700	0.92%	1,111	1,375	2,486	1.30%
Rest of the world	182	4,138	4,320	2.44%	186	3,832	4,018	2.18%	639	5,987	6,626	3.47%
	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%

Schedule of debt instruments by issuer rating

Main credit risk performance metrics from activity with customers
December 2020 data
	Credit risk with customers * (EUR million)			Non-performing loans (EUR million)			NPL ratio (%)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Europe	722,429	722,661	688,810	22,792	23,519	25,287	3.15	3.25	3.67
Spain	221,341	213,668	227,401	13,796	14,824	16,651	6.23	6.94	7.32
SCF	104,032	105,048	97,922	2,455	2,416	2,244	2.36	2.30	2.29
UK	263,671	275,941	252,919	3,202	2,786	2,739	1.21	1.01	1.08
Portugal	40,693	37,978	38,340	1,584	1,834	2,279	3.89	4.83	5.94
Poland	31,578	33,566	30,783	1,496	1,447	1,317	4.74	4.31	4.28
North America	131,611	143,839	125,916	2,938	3,165	3,510	2.23	2.20	2.79
US	99,135	105,792	92,152	2,025	2,331	2,688	2.04	2.20	2.92
SBNA	49,862	56,640	51,049	405	389	450	0.81	0.69	0.88
SC USA	29,050	29,021	26,424	1,529	1,787	2,043	5.26	6.16	7.73
Mexico	32,476	38,047	33,764	913	834	822	2.81	2.19	2.43
South America	129,575	143,428	138,134	5,688	6,972	6,639	4.39	4.86	4.81
Brazil	74,712	88,893	84,212	3,429	4,727	4,418	4.59	5.32	5.25
Chile	42,826	42,000	41,268	2,051	1,947	1,925	4.79	4.64	4.66
Argentina	4,418	5,044	5,631	93	171	179	2.11	3.39	3.17
Santander Global Platform	979	706	340	5	4	4	0.51	0.63	1.21
Corporte Centre	4,862	5,872	4,953	344	138	252	7.08	2.34	5.09
Total Group	989,456	1,016,507	958,153	31,767	33,799	35,692	3.21	3.32	3.73
* Includes gross lending to customers, guarantees and documentary credits.

Schedule of changes in impairment losses on debt instruments
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of the year	2,863	2,671	3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	2,783	2,863	2,671

Debt instruments
Debt Instruments
Schedule of debt instruments by issuer rating
The detail, by issuer rating, of Debt instruments at 31 December 2020, 2019 and 2018 is as follows:

EUR million
	2020				2019				2018
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	14,088	2,099	16,187	9.17%	14,737	1,085	15,822	8.57%	18,901	834	19,735	10.33%
AA	1,714	18,784	20,498	11.61%	5,133	28,325	33,458	18.13%	2,715	20,966	23,681	12.39%
A	6,228	53,655	59,883	33.92%	3,238	59,744	62,982	34.12%	3,464	69,392	72,856	38.12%
BBB	6,515	31,204	37,719	21.36%	4,889	24,766	29,655	16.06%	5,093	21,837	26,930	14.09%
Below BBB	3,431	35,164	38,595	21.86%	1,244	35,466	36,710	19.89%	668	37,412	38,080	19.92%
Unrated	3,611	61	3,672	2.08%	5,867	102	5,969	3.23%	9,836	6	9,842	5.15%
	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt instruments are summarised below:

EUR million
	2020	2019	2018
Balance at beginning of year	474	635	704
Net impairment losses for the year*	79	(170)	43
Of which:
Impairment losses charged to income	91	77	138
Impairment losses reversed with a credit to income	(12)	(247)	(95)
Exchange differences and other items	(269)	9	(112)
Balance at end of year	284	474	635
Of which:
By geographical location of risk:
European Union	21	14	22
Latin America	263	460	613

Private fixed income
Debt Instruments
Schedule of debt instruments
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2020, 2019 and 2018, net of impairment losses, is as follows:

EUR million
	2020	2019	2018
Securitised mortgage bonds	5,926	5,494	7,803
Other asset-backed bonds	5,479	6,388	9,805
Floating rate debt	7,829	10,348	13,721
Fixed rate debt	16,353	12,878	9,348
Total	35,587	35,108	40,677